Results from discontinued operations (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($) $ / shares
(Loss)/ profit per share from discontinued operations attributable to equity holders of the parent:
Revenues	$ 95,850		$ 69,547		$ 82,244
Costs	(69,785)		(55,479)		(55,631)
Gross profit / (loss)	42,463		36,824		34,999
Book value of investment property assets	2,215		2,832
General and administrative expenses	(9,047)		(8,473)		(8,440)
Selling expenses	(7,341)		(6,800)		(7,953)
Profit / (loss) from operations	43,229		16,274			$ 107,950,000,000
Share of profit of joint ventures and associates	(195)		(7,273)		18,136
Profit from operations before financing and taxation	43,229		16,274		107,950
Inflation adjustment	400		938		(269)
Loss before income tax	$ 64,977		$ 19,178		$ 75,689
Discontinued Operations [Member]
(Loss)/ profit per share from discontinued operations attributable to equity holders of the parent:
Revenues		$ 0		$ 70,042		270,404
Costs		0		(57,548)		(195,401)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		0		0		193
Gross profit / (loss)		0		12,494		75,196
Book value of investment property assets		0		(46)		(7,363)
General and administrative expenses		0		(7,328)		(24,724)
Selling expenses		0		(7,748)		(34,718)
Impairment of associate		0		0		(6,084)
Other operating results, net		0		2,365		46,207
Profit / (loss) from operations		0		(263)		48,514
Share of profit of joint ventures and associates		0		1,179		3,568
Profit from operations before financing and taxation		0		916		52,082
Financial income		0		874		3,319
Finance costs		0		(11,344)		(42,378)
Other financial results		0		741		(19,935)
Inflation adjustment		0		146		458
Financial results, net		0		(9,583)		(58,536)
Loss before income tax		0		(8,667)		(6,454)
Income tax		0		517		(377)
Loss for the year from discontinued operations		0		(8,150)		(6,831)
Result for loss of control (i)		0		(5,390)		0
(Loss)/ profit for the year from discontinued operations		0		(13,540)		(6,831)
(Loss)/ profit for the year from discontinued operations attributable to:
Equity holders of the parent		0		(8,019)		(7,428)
Non-controlling interest		$ 0		$ (5,521)		$ 597
(Loss)/ profit per share from discontinued operations attributable to equity holders of the parent:
Basic | $ / shares		$ 0		$ (15.22)		$ (14.87)
Diluted | $ / shares		$ 0		$ (15.22)		$ (14.43)